Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes and non-controlling interest allocation

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
United States	$599,898	$90,466	$(2,381,347)
Foreign	10,374,099	8,963,428	14,191,840
Total	$10,973,997	$9,053,894	$11,810,493

Schedule of significant components of income tax provision
	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Current tax provision:
United States	$-	$4,455	$-
Foreign	595,461	783,915	1,561,404

Deferred tax provision:
Foreign	531,275	-	-
Total	$1,126,736	$788,370	$1,561,404

Schedule of table reconciles statutory rates to effective tax rate
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2018	2017	2016
U.S. Statutory rates	21.0%	34.0%	34.0%
Foreign income not recognized in the U.S.	(19.4)	(32.5)	(33.8)
Foreign income tax rate	25.0	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(10.5)	(8.1)	(11.5)
R&D tax credit (1)	(3.5)	(2.4)	(1.5)
Change in valuation allowance	(1.7)	(0.3)	8.0
Non-taxable permanent difference (2)	(0.6)	(7.0)	7.0
Effective tax rate	10.3%	8.7%	13.2%

(1)	From 1 January 2018 to 31 December 2020, for R&D expenses incurred for new technology, new products, or new craftsmanship, an extra 75% of the actual expenses incurred are also tax-deductible as an incentive.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.